EQUITY (Details) $ in Thousands		1 Months Ended			12 Months Ended
		Aug. 31, 2024 USD ($) shares	May 31, 2024 shares	Jan. 31, 2024 shares	Dec. 31, 2024 USD ($) Vote	Dec. 31, 2023 USD ($) shares	Oct. 31, 2023 USD ($) shares	Aug. 31, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares
EQUITY
Issuance of ordinary shares | shares		99,303	59,368	55,806
Issuance of ordinary shares, Value					$ 351
Share capital	[1]				$ 0	$ 0
Issuance of ordinary shares for acquisition | shares		539,966				11,287,156
Value of acquisition		$ 885
Number of votes per Ordinary share | Vote					1
one founding airline group members
EQUITY
Number of shares issued | shares								59,368
Share capital								$ 184
Two Founding Airline Group Members
EQUITY
Number of shares issued | shares							59,368
Share capital							$ 136
7LFreight
EQUITY
Number of shares issued | shares						17,998			32,739
Share capital						$ 58			$ 113

[1]	Represents an amount lower than $1.